Performance Management	Mar. 13, 2026
Callodine Equity Income Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance of the Series
Performance Narrative [Text Block]

The Series acquired substantially all of the assets of another investment vehicle, Callodine Equity Income Fund, LP (the “Predecessor Fund”) on October 23, 2023 in exchange for shares of the Series, and the Series commenced operations on such date. The Predecessor Funds’ Series A Interests and Series SI Interests were reorganized into Class I Shares on this date. Accordingly, the performance shown in the bar chart and performance table below prior to October 23, 2023 is the performance of the Predecessor Fund. The Predecessor Fund, which was a private investment company, or “hedge fund,” was managed by Callodine using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Series. However, the Predecessor Fund was not a registered mutual fund, and therefore was not subject to the same investment and tax restrictions as the Series. If the Predecessor Fund operated as a registered mutual fund, the Predecessor Fund’s performance may have been lower. The Predecessor Fund’s fees and expenses were higher than the fees and expenses of the Series’ I Shares and Series’ Z Shares and lower than the Series’ S Shares.  Accordingly, the performance in the bar chart and performance table for the Series’ I Shares and the performance in the performance table for the Series’ Z Shares is the Predecessor Fund’s performance unadjusted.  The performance in the performance table for the Series’ S Shares is the Predecessor Fund’s performance adjusted to reflect the fees and expenses of the Series’ S Shares.

The bar chart and average annual total return table provide some indications of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Predecessor Fund from year to year. The total return table shows how the average annual total returns for the Predecessor Fund for different periods compare to those of a broad-based securities index, which is described below in the “More Information About the Series’ Benchmark Index” section below.

Prior performance represents historical performance of the Predecessor Fund and is not the Series’ performance, nor is it indicative of the Series’ future performance. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Prior performance represents historical performance of the Predecessor Fund and is not the Series’ performance, nor is it indicative of the Series’ future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indications of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]

Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2022): 10.93% Lowest (quarter ended 06/30/2022): (7.96)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.93%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	Since Inception[1]
Class I Shares
Return Before Taxes	5.98%	12.95%
Return After Taxes on Distributions	2.95%	10.87%
Return After Taxes on Distributions and Sale of Series Shares	4.56%	9.66%
Class S Shares — Return Before Taxes	5.65%	12.71%
Class Z Shares — Return Before Taxes	6.11%	13.04%
Indices: (reflect no deduction for fees, expenses or taxes)
S&P 500 Index	17.88%	11.11%
S&P 500 High Dividend Index	4.69%	5.53%
[1]	Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | Core Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class W shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class W Shares commenced operations on March 1, 2019, and all returns shown prior to that date include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable). Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]

Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2023): 6.75% Lowest (quarter ended 03/31/2022): (5.74)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.74%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class W Shares
Return Before Taxes	7.43%	0.00%	2.22%
Return After Taxes on Distributions	5.36%	(1.50)%	0.88%
Return After Taxes on Distributions and Sale of Series Shares	4.36%	(0.64)%	1.15%
Index: (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | Credit Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class W shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class W Shares commenced operations on April 14, 2020. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2023): 6.21% Lowest (quarter ended 03/31/2022): (5.48)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	Since Inception
Class W Shares
Return Before Taxes	7.57%	1.41%	2.73%
Return After Taxes on Distributions	5.46%	(0.31)%	1.02%
Return After Taxes on Distributions and Sale of Series Shares	4.44%	0.33%	1.36%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.23%
Bloomberg U.S. Intermediate Credit Index	7.88%	1.54%	2.58%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | Diversified Tax Exempt Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class W shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class W Shares commenced operations on March 1, 2019 and all returns shown for Class W Shares include the returns of the Series’ Class A Shares for periods prior to its inception date. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2023): 5.98% Lowest (quarter ended 03/31/2022): (4.61)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class W Shares
Return Before Taxes	4.64%	0.99%	1.88%
Return After Taxes on Distributions	4.55%	0.67%	1.65%
Return After Taxes on Distributions and Sale of Series Shares	3.74%	1.09%	1.77%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Year Bond Index	5.18%	1.16%	2.27%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | High Yield Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class W shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class W Shares commenced operations on March 1, 2019, and all returns shown prior to that date include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable). Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 06/30/2020): 10.88% Lowest (quarter ended 03/31/2020): (14.90)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class W Shares
Return Before Taxes	7.43%	6.96%	7.65%
Return After Taxes on Distributions	4.09%	3.74%	4.70%
Return After Taxes on Distributions and Sale of Series Shares	4.34%	3.90%	4.61%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index	8.55%	4.48%	6.43%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | Systematic High Yield Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The Series is new, and, therefore, has less than a full year of performance history. Once the Series has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Series by showing the variability of the Series’ returns and comparing the Series’ performance to a broad measure of market performance. Quarterly performance information of the Series is available at www.manning-napier.com. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Series has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Series by showing the variability of the Series’ returns and comparing the Series’ performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Series is new, and, therefore, has less than a full year of performance history.
Performance Availability Website Address [Text]	www.manning-napier.com
Class W [Member] | Unconstrained Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class W shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of two broad-based securities indices. The Series’ Class W Shares commenced operations on March 1, 2019, and all returns shown prior to that date include the returns of the Series’ Class S Shares. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 06/30/2020): 6.13% Lowest (quarter ended 03/31/2020): (4.35)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class W Shares
Return Before Taxes	6.85%	2.99%	3.62%
Return After Taxes on Distributions	4.65%	1.05%	2.07%
Return After Taxes on Distributions and Sale of Series Shares	4.02%	1.44%	2.11%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA US 3-Month Treasury Bill Index[1]	4.18%	3.17%	2.18%
[1]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | Core Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class I Shares commenced operation on August 3, 2015 and the Series’ Class Z Shares commenced operations on March 1, 2019, and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2023): 6.70% Lowest (quarter ended 03/31/2022): (5.84)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	6.81%	(0.62)%	1.78%
Return After Taxes on Distributions	5.00%	(1.87)%	0.62%
Return After Taxes on Distributions and Sale of Series Shares	4.01%	(0.99)%	0.90%
Class I Shares – Return Before Taxes	6.93%	(0.40)%	2.01%
Class Z Shares – Return Before Taxes	7.18%	(0.24)%	2.05%
Index: (reflects no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | Credit Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class I and Class S Shares commenced operations on September 23, 2024, and all returns are shown from April 14, 2020, the inception date of Class W Shares. The Series Class I and Class S Shares’ returns include the returns of the Series’ Class W shares prior to September 23, 2024 (adjusted to reflect the higher class-related expenses of the class, where applicable). No performance is shown for Class Z Shares of the Series because they were not active prior to the date of this prospectus. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 09/30/2024): 4.46% Lowest (quarter ended 12/31/2024): (1.63)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.46%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.63%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Year	Since Inception
Class S Shares
Return Before Taxes	7.01%	0.79%	2.10%
Return After Taxes on Distributions	5.14%	(0.87)%	0.44%
Return After Taxes on Distributions and Sale of Series Shares	4.12%	(0.11)%	0.90%
Class I Shares – Return Before Taxes	7.17%	1.02%	2.33%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	0.23%
Bloomberg U.S. Intermediate Credit Index	7.88%	1.54%	2.58%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | Diversified Tax Exempt Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2023): 5.92% Lowest (quarter ended 03/31/2022): (4.78)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.92%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.78%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	4.30%	0.54%	1.55%
Return After Taxes on Distributions	4.21%	0.23%	1.33%
Return After Taxes on Distributions and Sale of Series Shares	3.41%	0.66%	1.44%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Year Bond Index	5.18%	1.16%	2.27%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | High Yield Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class Z Shares commenced operations on March 1, 2019, and all returns shown for the class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the dame portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 06/30/2020): 10.64% Lowest (quarter ended 03/31/2020): (15.01)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	6.65%	6.11%	7.06%
Return After Taxes on Distributions	3.68%	3.29%	4.39%
Return After Taxes on Distributions and Sale of Series Shares	3.89%	3.43%	4.28%
Class I Shares – Return Before Taxes	6.89%	6.38%	7.33%
Class Z Shares – Return Before Taxes	7.02%	6.50%	7.34%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index	8.55%	4.48%	6.43%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | Systematic High Yield Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The Series is new, and, therefore, has less than a full year of performance history. Once the Series has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Series by showing the variability of the Series’ returns and comparing the Series’ performance to a broad measure of market performance. Quarterly performance information of the Series is available at www.manning-napier.com. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Series has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Series by showing the variability of the Series’ returns and comparing the Series’ performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Series is new, and, therefore, has less than a full year of performance history.
Performance Availability Website Address [Text]	www.manning-napier.com
Multi classes [Member] | Unconstrained Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of two broad-based securities indices. The Series’ Class I Shares commenced operations on August 1, 2013, and all returns shown for the class include the returns of the Series’ Class S Shares for periods prior to its inception date. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. No performance is shown for Class Z Shares of the Series because they were not active prior to the date of this prospectus. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 06/30/2020): 5.93% Lowest (quarter ended 03/31/2020): (4.47)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Market Index Changed	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	6.17%	2.31%	3.14%
Return After Taxes on Distributions	4.29%	0.67%	1.81%
Return After Taxes on Distributions and Sale of Series Shares	3.62%	1.06%	1.84%
Class I Shares – Return Before Taxes	6.41%	2.55%	3.39%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA US 3-Month Treasury Bill Index[1]	4.18%	3.17%	2.18%
[1]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com